Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 12,763	$ 11,502	$ 11,799	$ 12,656	$ 10,872	$ 10,929	$ 10,484	$ 10,151	$ 8,978	$ 9,514	$ 9,575
Class C
Account Value [Line Items]
Account Value	12,347	11,223	11,618	12,541	10,843	10,988	10,635	10,377	9,251	9,875	10,000
Class I
Account Value [Line Items]
Account Value	1,367,463	1,229,255	1,259,629	1,346,729	1,154,560	1,156,207	1,107,473	1,069,688	943,856	997,210	1,000,000
Class IS
Account Value [Line Items]
Account Value	1,376,582	1,236,929	1,265,908	1,352,503	1,157,212	1,158,633	1,110,335	1,071,271	944,614	997,668	1,000,000
Class R
Account Value [Line Items]
Account Value	12,919	11,679	12,030	12,943	11,143	11,225	10,830	10,520	9,327	9,923	10,000
Class A-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class A-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Account Value	15,226	13,689	13,683	14,445	12,571	12,409	11,761	11,491	10,118	10,196	10,000
Class C-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class C-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Account Value	15,226	13,689	13,683	14,445	12,571	12,409	11,761	11,491	10,118	10,196	10,000
Class I-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class I-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Account Value	1,522,647	1,368,923	1,368,270	1,444,475	1,257,108	1,240,859	1,176,143	1,149,140	1,011,800	1,019,649	1,000,000
Class IS-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class IS-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Account Value	1,522,647	1,368,923	1,368,270	1,444,475	1,257,108	1,240,859	1,176,143	1,149,140	1,011,800	1,019,649	1,000,000
Class R-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class R-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Account Value	$ 15,226	$ 13,689	$ 13,683	$ 14,445	$ 12,571	$ 12,409	$ 11,761	$ 11,491	$ 10,118	$ 10,196	$ 10,000